Income Taxes - Summary of Consolidated (loss) income before income taxes on a geographic basis (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss before income taxes	$ (12,513)	$ (24,739)	$ (18,216)	$ (43,308)
Gelesis
United States					$ (86,693)	$ (19,658)
Non-U.S					(6,637)	(4,208)
Loss before income taxes					$ (93,330)	$ (23,866)